Fixed Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property Plant And Equipment [Abstract]
Asset impairment charges	¥ 95,111	$ 14,576	¥ 0	¥ 0
Depreciation expense	¥ 480,396	$ 73,624	¥ 476,068	¥ 312,138